Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Prepaid insurance	17,490	17,794
Prepaid service fee	44,810	50,538
Rental deposits	71,823	4,206
Other receivables	—	4,545
Other deposits	5,510	8,233
	$139,633	$85,316